Guarantor Non-Guarantor Subsidiary Financial Information	12 Months Ended
Dec. 31, 2013
Guarantor Non Guarantor Subsidary Financial Information [Abstract]
Guarantees [Text Block]
Guarantor/Non-Guarantor Subsidiary Financial Information
The Company and certain of its U.S. subsidiaries guarantee debt issued by its wholly owned subsidiaries Hexion Nova Scotia, ULC and Hexion U.S. Finance Corporation (together, the “Subsidiary Issuers”), which includes the 6.625% first priority notes due 2020, 8.875% senior secured notes due 2018, the floating rate second-priority senior secured notes due 2014 and the 9.00% second-priority notes due 2020.
The following information contains the condensed consolidating financial information for MSC (the parent), the Subsidiary Issuers, the combined subsidiary guarantors (Momentive Specialty Chemical Investments Inc.; Borden Chemical Foundry; LLC, Lawter International, Inc.; HSC Capital Corporation; Momentive International, Inc.; Momentive CI Holding Company; NL COOP Holdings LLC and Oilfield Technology Group, Inc.) and the combined non-guarantor subsidiaries, which includes all of the Company’s foreign subsidiaries.
All of the subsidiary issuers and subsidiary guarantors are 100% owned by MSC. All guarantees are full and unconditional, and are joint and several. There are no significant restrictions on the ability of the Company to obtain funds from its domestic subsidiaries by dividend or loan. While the Company’s Australian, New Zealand and Brazilian subsidiaries are restricted in the payment of dividends and intercompany loans due to the terms of their credit facilities, there are no material restrictions on the Company’s ability to obtain cash from the remaining non-guarantor subsidiaries.
These financial statements are prepared on the same basis as the consolidated financial statements of the Company except that investments in subsidiaries are accounted for using the equity method for purposes of the consolidating presentation. The principal elimination entries relate to investments in subsidiaries and intercompany balances and transactions.
This information includes allocations of corporate overhead to the combined non-guarantor subsidiaries based on net sales. Income tax expense has been provided on the combined non-guarantor subsidiaries based on actual effective tax rates.
MOMENTIVE SPECIALTY CHEMICALS INC.
CONDENSED CONSOLIDATING BALANCE SHEET
DECEMBER 31, 2013

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents (including restricted cash of $0 and $14, respectively)	$165	$5	$—	$223	$—	$393
Short-term investments	—	—	—	7	—	7
Accounts receivable, net	179	—	—	422	—	601
Intercompany accounts receivable	190	89	—	374	(653)	—
Intercompany loans receivable	216	—	—	278	(494)	—
Inventories:
Finished and in-process goods	105	—	—	152	—	257
Raw materials and supplies	38	—	—	65	—	103
Other current assets	27	—	—	45	—	72
Total current assets	920	94	—	1,566	(1,147)	1,433
Investment in unconsolidated entities	351	—	29	28	(363)	45
Deferred income taxes	—	—	—	13	—	13
Other long-term assets	31	59	2	42	—	134
Intercompany loans receivable	1,251	3,355	29	4,221	(8,856)	—
Property and equipment, net	491	—	—	556	—	1,047
Goodwill	52	—	—	60	—	112
Other intangible assets, net	47	—	—	35	—	82
Total assets	$3,143	$3,508	$60	$6,521	$(10,366)	$2,866
Liabilities and (Deficit) Equity
Current liabilities:
Accounts payable	$165	$—	$—	$318	$—	$483
Intercompany accounts payable	130	—	—	523	(653)	—
Debt payable within one year	20	—	—	89	—	109
Intercompany loans payable within one year	173	—	—	321	(494)	—
Interest payable	10	72	—	1	—	83
Income taxes payable	4	—	—	8	—	12
Accrued payroll and incentive compensation	19	—	—	28	—	47
Other current liabilities	65	—	—	62	—	127
Total current liabilities	586	72	—	1,350	(1,147)	861
Long-term liabilities:
Long-term debt	309	3,326	—	30	—	3,665
Intercompany loans payable	3,388	—	7	5,461	(8,856)	—
Accumulated losses of unconsolidated subsidiaries in excess of investment	773	—	261	—	(1,034)	—
Long-term pension and post employment benefit obligations	50	—	—	184	—	234
Deferred income taxes	8	2	—	15	—	25
Other long-term liabilities	110	6	—	47	—	163
Total liabilities	5,224	3,406	268	7,087	(11,037)	4,948
Total Momentive Specialty Chemicals Inc. shareholder’s (deficit) equity	(2,081)	102	(208)	(565)	671	(2,081)
Noncontrolling interest	—	—	—	(1)	—	(1)
Total (deficit) equity	(2,081)	102	(208)	(566)	671	(2,082)
Total liabilities and (deficit) equity	$3,143	$3,508	$60	$6,521	$(10,366)	$2,866

MOMENTIVE SPECIALTY CHEMICALS INC.
CONDENSED CONSOLIDATING BALANCE SHEET
DECEMBER 31, 2012

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents (including restricted cash of $0 and $18, respectively)	$276	$—	$—	$143	$—	$419
Short-term investments	—	—	—	5	—	5
Accounts receivable, net	177	—	—	350	—	527
Intercompany accounts receivable	126	52	—	318	(496)	—
Intercompany loans receivable	162	—	—	624	(786)	—
Inventories:
Finished and in-process goods	109	—	—	153	—	262
Raw materials and supplies	35	—	—	70	—	105
Other current assets	38	—	—	43	—	81
Total current assets	923	52	—	1,706	(1,282)	1,399
Investment in unconsolidated entities	252	—	42	18	(270)	42
Deferred income taxes	337	—	—	23	—	360
Other long-term assets	—	42	28	39	—	109
Intercompany loans receivable	773	2,273	27	3,835	(6,908)	—
Property and equipment, net	493	—	—	674	—	1,167
Goodwill	93	—	—	76	—	169
Other intangible assets, net	53	—	—	38	—	91
Total assets	$2,924	$2,367	$97	$6,409	$(8,460)	$3,337
Liabilities and (Deficit) Equity
Current liabilities:
Accounts payable	$136	$—	$—	$282	$—	$418
Intercompany accounts payable	96	4	1	395	(496)	—
Debt payable within one year	13	—	—	63	—	76
Intercompany loans payable within one year	197	—	—	589	(786)	—
Affiliated debt payable within one year	—	—	—	—	—	—
Interest payable	12	51	—	—	—	63
Income taxes payable	3	—	—	1	—	4
Accrued payroll and incentive compensation	14	—	—	26	—	40
Other current liabilities	64	—	—	65	—	129
Total current liabilities	535	55	1	1,421	(1,282)	730
Long-term liabilities:
Long-term debt	860	2,138	—	421	—	3,419
Intercompany loans payable	2,303	4	7	4,594	(6,908)	—
Accumulated losses of unconsolidated subsidiaries in excess of investment	325	—	107	—	(432)	—
Long-term pension and post employment benefit obligations	98	—	—	211	—	309
Deferred income taxes	—	1	—	17	—	18
Other long-term liabilities	101	6	—	52	—	159
Advance from affiliates	—	—	—	—	—	—
Total liabilities	4,222	2,204	115	6,716	(8,622)	4,635
Total (deficit) equity	(1,298)	163	(18)	(307)	162	(1,298)
Total liabilities and (deficit) equity	$2,924	$2,367	$97	$6,409	$(8,460)	$3,337
MOMENTIVE SPECIALTY CHEMICALS INC.
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$2,176	$—	$—	$2,919	$(205)	$4,890
Cost of sales	1,876	—	—	2,645	(205)	4,316
Gross profit	300	—	—	274	—	574
Selling, general and administrative expense	108	—	—	254	—	362
Asset impairments	53	—	—	128	—	181
Business realignment costs	12	—	—	9	—	21
Other operating expense (income), net	3	(4)	(1)	3	—	1
Operating income	124	4	1	(120)	—	9
Interest expense, net	34	262	—	7	—	303
Intercompany interest expense (income), net	163	(266)	(1)	104	—	—
Loss on extinguishment of debt	4	—	—	2	—	6
Other non-operating (income) expense, net	(30)	(15)	—	47	—	2
(Loss) income before income tax, (losses) earnings from unconsolidated entities	(47)	23	2	(280)	—	(302)
Income tax expense	345	1	—	3	—	349
(Loss) income before (losses) earnings from unconsolidated entities	(392)	22	2	(283)	—	(651)
(Losses) earnings from unconsolidated entities, net of taxes	(241)	—	(170)	4	424	17
Net (loss) income	(633)	22	(168)	(279)	424	(634)
Net loss attributable to noncontrolling interest	—	—	—	1	—	1
Net (loss) income attributable to Momentive Specialty Chemicals Inc.	$(633)	$22	$(168)	$(278)	$424	$(633)
Comprehensive (loss) income attributable to Momentive Specialty Chemicals Inc.	$(577)	$(121)	$(44)	$(128)	$293	$(577)
MOMENTIVE SPECIALTY CHEMICALS INC.
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2012

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$2,120	$—	$—	$2,902	$(266)	$4,756
Cost of sales	1,800	—	—	2,626	(266)	4,160
Gross profit	320	—	—	276	—	596
Selling, general and administrative expense	61	—	—	261	—	322
Asset impairments	—	—	—	23	—	23
Business realignment costs	9	—	—	26	—	35
Other operating expense (income), net	6	2	(1)	4	—	11
Operating income (loss)	244	(2)	1	(38)	—	205
Interest expense, net	59	176	—	28	—	263
Intercompany interest expense (income), net	132	(186)	(1)	55	—	—
Other non-operating (income) expense, net	(8)	(2)	—	9	—	(1)
Income (loss) before income tax, (losses) earnings from unconsolidated entities	61	10	2	(130)	—	(57)
Income tax benefit	(371)	—	—	(13)	—	(384)
Income (loss) before (losses) earnings from unconsolidated entities	432	10	2	(117)	—	327
(Losses) earnings from unconsolidated entities, net of taxes	(86)	—	(71)	3	173	19
Net income (loss)	$346	$10	$(69)	$(114)	$173	$346
Comprehensive income (loss) attributable to Momentive Specialty Chemicals Inc.	$252	$13	$(69)	$(207)	$263	$252

MOMENTIVE SPECIALTY CHEMICALS INC.
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2011

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$2,246	$—	$—	$3,254	$(293)	$5,207
Cost of sales	1,856	—	—	2,910	(293)	4,473
Gross profit	390	—	—	344	—	734
Selling, general and administrative expense	110	—	—	225	—	335
Asset impairments	4	—	—	28	—	32
Business realignment costs	2	—	—	13	—	15
Other operating (income) expense, net	(20)	—	(1)	6	—	(15)
Operating income	294	—	1	72	—	367
Interest expense, net	69	150	—	43	—	262
Intercompany interest expense (income), net	121	(170)	(1)	50	—	—
Other non-operating expense (income), net	8	—	—	(5)	—	3
Income (loss) from continuing operations before income tax, earnings from unconsolidated entities	96	20	2	(16)	—	102
Income tax (benefit) expense	(8)	1	—	10	—	3
Income (loss) from continuing operations before earnings from unconsolidated entities	104	19	2	(26)	—	99
Earnings from unconsolidated entities, net of taxes	31	—	22	1	(38)	16
Net income (loss) from continuing operations	135	19	24	(25)	(38)	115
Net (loss) income from discontinued operations, net of tax	(18)	—	—	20	—	2
Net income (loss)	$117	$19	$24	$(5)	$(38)	$117
Comprehensive income (loss) attributable to Momentive Specialty Chemicals Inc.	$46	$20	$23	$(20)	$(23)	$46
MOMENTIVE SPECIALTY CHEMICALS INC.
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2013

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows (used in) provided by operating activities	$(95)	$5	$23	$251	$(104)	$80
Cash flows provided by (used in) investing activities
Capital expenditures	(75)	—	—	(69)	—	(144)
Capitalized interest	—	—	—	(1)	—	(1)
Purchase of debt securities, net	—	—	—	(3)	—	(3)
Change in restricted cash	—	—	—	4	—	4
Funds remitted to unconsolidated affiliates, net	—	—	—	(13)	—	(13)
Proceeds from sale of assets	—	—	—	7	—	7
Capital contribution to subsidiary	(31)	—	(20)	—	51	—
Return of capital from subsidiary	48	—	31	—	(79)	—
Return of capital from subsidiary from sales of accounts receivable	214	—	—	—	(214)	—
	156	—	11	(75)	(242)	(150)
Cash flows (used in) provided by financing activities
Net short-term debt borrowings	—	—	—	15	—	15
Borrowings of long-term debt	—	1,109	—	26	—	1,135
Repayments of long-term debt	(545)	(120)	—	(393)	—	(1,058)
Net intercompany loan borrowings (repayments)	389	(882)	(2)	495	—	—
Capital contribution from parent	—	—	20	31	(51)	—
Long-term debt and credit facility financing fees	(16)	(24)	—	—	—	(40)
Common stock dividends paid	—	(83)	(21)	—	104	—
Return of capital to parent	—	—	(31)	(48)	79	—
Return of capital to parent from sales of accounts receivable	—	—	—	(214)	214	—
	(172)	—	(34)	(88)	346	52
Effect of exchange rates on cash and cash equivalents	—	—	—	(4)	—	(4)
(Decrease) increase in cash and cash equivalents	(111)	5	—	84	—	(22)
Cash and cash equivalents (unrestricted) at beginning of year	276	—	—	125	—	401
Cash and cash equivalents (unrestricted) at end of year	$165	$5	$—	$209	$—	$379

MOMENTIVE SPECIALTY CHEMICALS INC.
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2012

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows provided by (used in) operating activities	$88	$(59)	$16	$160	$(28)	$177
Cash flows provided by (used in) investing activities
Capital expenditures	(57)	—	—	(76)	—	(133)
Proceeds from sale of debt securities, net	—	—	—	2	—	2
Change in restricted cash	—	—	—	(15)	—	(15)
Funds remitted to unconsolidated affiliates, net	—	—	—	(3)	—	(3)
Proceeds from sale of assets	9	—	—	2	—	11
Capital contribution to subsidiary	(30)	—	(19)	—	49	—
Return of capital from subsidiary from sales of accounts receivable	87	—	—	—	(87)	—
	9	—	(19)	(90)	(38)	(138)
Cash flows (used in) provided by financing activities
Net short-term debt repayments	—	—	—	(7)	—	(7)
Borrowings of long-term debt	—	450	—	3	—	453
Repayments of long-term debt	(278)	—	—	(209)	—	(487)
Repayment of affiliated debt	(2)	—	—	—	—	(2)
Repayment of advance from affiliate	(7)	—	—	—	—	(7)
Net intercompany loan borrowings (repayments)	251	(364)	(3)	116	—	—
Capital contribution from parent	16	—	19	30	(49)	16
Long-term debt and credit facility financing fees	(2)	(12)	—	—	—	(14)
Common stock dividends paid	(11)	(15)	(13)	—	28	(11)
Return of capital to parent from sales of accounts receivable	—	—	—	(87)	87	—
	(33)	59	3	(154)	66	(59)
Effect of exchange rates on cash and cash equivalents	—	—	—	5	—	5
Increase (decrease) in cash and cash equivalents	64	—	—	(79)	—	(15)
Cash and cash equivalents (unrestricted) at beginning of year	212	—	—	204	—	416
Cash and cash equivalents (unrestricted) at end of year	$276	$—	$—	$125	$—	$401

MOMENTIVE SPECIALTY CHEMICALS INC.
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2011

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows (used in) provided by operating activities	$(41)	$8	$31	$198	$(25)	$171
Cash flows provided by (used in) investing activities
Capital expenditures	(74)	—	—	(65)	—	(139)
Capitalized interest	(1)	—	—	—	—	(1)
Purchases of debt securities, net	—	—	—	(2)	—	(2)
Change in restricted cash	—	—	—	3	—	3
Funds remitted to unconsolidated affiliates, net	—	—	—	(4)	—	(4)
Proceeds from sale of business, net of cash transferred	49	—	—	124	—	173
Proceeds from sale of assets	2	—	—	1	—	3
Capital contribution to subsidiary	(11)	—	(19)	—	30	—
Return of capital from subsidiary	47	—	—	—	(47)	—
Return of capital from subsidiary from sales of accounts receivable	69	—	—	—	(69)	—
	81	—	(19)	57	(86)	33
Cash flows provided by (used in) financing activities
Net short-term debt (repayments) borrowings	(7)	—	—	21	—	14
Borrowings of long-term debt	164	—	—	332	—	496
Repayments of long-term debt	(182)	—	—	(356)	—	(538)
Repayment of advance from affiliate	(80)	—	—	(20)	—	(100)
Net intercompany loan borrowings (repayments)	51	4	—	(55)	—	—
Capital contribution from parent	189	—	—	30	(30)	189
Long-term debt and credit facility financing fees	(2)	—	—	—	—	(2)
Common stock dividends paid	(2)	(12)	(12)	(1)	25	(2)
Return of capital to parent	—	—	—	(47)	47	—
Return of capital to parent from sales of accounts receivable	—	—	—	(69)	69	—
	131	(8)	(12)	(165)	111	57
Effect of exchange rates on cash and cash equivalents	—	—	—	(5)	—	(5)
Increase in cash and cash equivalents	171	—	—	85	—	256
Cash and cash equivalents (unrestricted) at beginning of year	41	—	—	119	—	160
Cash and cash equivalents (unrestricted) at end of year	$212	$—	$—	$204	$—	$416